STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

Common Stock

On January 12, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, as representative of the underwriters, relating to the Company’s initial public offering (the “Offering”) of 172,500 shares (the “Shares”) of the Company’s common stock, par value $0.00001 per share (“common stock”), which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 22,500 shares of the Company’s common stock at an Offering price of $50.00 per share. Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company agreed to sell the Shares to the Representative at a purchase price of $46.50 (93% of the public offering price per Share of $50.00) and issue the underwriters three-year warrants to purchase an aggregate of 8,625 shares of the Company’s common stock, which is equal to five percent (5%) of the Shares sold in the Offering. Such warrants have an exercise price of $6.25, which is equal to 125% of the Offering price (the “Warrant”).

The Shares were offered and sold pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-268484), as amended (the “Registration Statement”), and filed with the Securities and Exchange Commission (the “Commission”) and the final prospectus filed with the Commission pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement was declared effective by the Commission on January 12, 2023. The closing of the Offering for the Shares took place on January 18, 2023 with net proceeds of $7,560,354, which included 22,500 shares sold by the Company upon the exercise by the underwriters of the over-allotment option in full. The Company used the net proceeds from the Offering for team expansion, marketing, general and administrative corporate purposes, including working capital and capital expenditures.

In January 2023, the Company issued 70,000 shares to the Pre-IPO funding investors pursuant to the exercise of their warrants at fair value of $10.00 per share.

In January 2023, the Company issued 12,731 shares to Boustead Securities, LLC pursuant to the cashless exercise of their 16,448 warrants.

On January 13, 2023, in connection with the Offering, the Company commenced trading on The Nasdaq Capital Market under ticker symbol “MGOL.”

In February 2024, the Company issued 23,202 shares to its former Chief Marketing Officer pursuant to a Settlement Agreement and Release, valued at the stock price on the day of the executed Settlement Agreement, which was $4.31 on January 19, 2024. The related stock-based compensation of $99,999 was accrued as of December 31, 2023 and included in other accrued expenses as of the year ended December 31, 2023.

On April 12, 2024, the Board unanimously authorized and approved an amendment (“Plan Amendment”) to MGO’s 2022 Equity Incentive Plan (the “2022 Plan”) to increase the number of shares of the Company’s common stock, par value $0.00001 per share, (“Common Stock”) reserved for issuance under the 2022 Plan by an additional 182,451 shares of Common Stock. Such an increase resulted in a total of 451,188 shares of Common Stock being reserved under the 2022 Plan, of which 205,071 were available for future awards. On April 17, 2024 (the “Record Date”), a majority of our stockholders consented to the Plan Amendment. In accordance with Rule 14c-2 of the Exchange Act of 1934, as amended (the “Exchange Act”), corporate actions described above went effective twenty (20) days after a Schedule 14C Information Statement was mailed to our stockholders on April 29, 2024.

On June 4, 2024, MGO issued a total of 182,869 unregistered restricted shares of the Company’s common stock to directors and officers of the Company, including 41,633 shares issued to Maximiliano Ojeda, the Chief Executive Officer of the Company, 41,633 shares issued to Virginia Hilfiger, the Chief Brand Officer of the Company, 41,633 shares issued to Julian Groves, the Chief Operating Officer of the Company, 22,297 shares issued to Dana Perez, the Chief Financial Officer of the Company, and 8,919 shares issued to each non-employee director of the Company. The restricted shares of the Company’s common stock were issued pursuant to the MGO’s 2022 Equity Incentive Plan and are exempt from registration in reliance on exemption provided for under Section 4(a)(2) of the Securities Act of 1933.

Between July 1, 2024, and August 19, 2024, 9,500 restricted stock units were converted into restricted shares of common stock of the Company in accordance with the terms of respective grant agreements.

On July 11, 2024, 2,000 options held by employees of the Company to purchase 2,000 shares of the Company’s common stock was canceled by the Board of Directors of the Company. Subsequent to the cancelation, the Company issued these employees 2,000 shares of the Company’s restricted stock.

On July 18, 2024, the Company effected a reverse stock split at a ratio of 1-for-10. Accordingly, the financial statements presented in this Form 10-Q have been adjusted to reflect the reverse stock split historically.

On August 5, 2024, MGO issued a total of 22,000 unregistered shares of the Company’s common stock to directors and officers of the Company, including 4,986 shares issued to Maximiliano Ojeda, the Chief Executive Officer of the Company, 4,987 shares issued to Virginia Hilfiger, the Chief Brand Officer of the Company, 4,987 shares issued to Julian Groves, the Chief Operating Officer of the Company, 2,640 shares issued to Dana Perez, the Chief Financial Officer of the Company, and 1,100 shares issued to each non-employee director of the Company. The shares of the Company’s common stock were issued pursuant to the MGO Global Inc. 2022 Equity Incentive Plan and are exempt from registration in reliance on exemption provided for under Section 4(a)(2) of the Securities Act of 1933.

Throughout the first nine months of 2024, 502,529 restricted stock awards were vested and the Company issued common stock to its directors, officers and consultants.

Throughout the first nine months of 2024, the Company sold 781,438 shares through its shelf registration statement on Form S-3 at share prices ranging between $2.18 and $10.16, totaling $3,215,752 in net proceeds received by the Company.

Stock Options

The following is a summary of stock option activity for the nine months ended September 30, 2024:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding, December 31, 2023	114,000	$50.00	4.04
Granted	30,000	4.10
Forfeited	(114,000)	50.00
Canceled	(30,000)	4.10
Outstanding, September 30, 2024	-	-	-
Exercisable, September 30, 2024	-	-	-

The Company estimated the fair value of the stock-based compensation using the Black Scholes Model with the following assumption inputs:

For the Nine Months Ended September 30, 2024
Expected life of the options	2.88 – 5.00
Share price of the issuance date	$4.10
Expected volatility	95% - 147.18%
Expected dividend rate	0%
Risk-free interest rate	4.38%

For the nine months ended September 30, 2024, the Company’s stock option compensation expenses amounted to $202,597. The total unrecognized compensation cost related to stock options as of September 30, 2024 was $0.

Restricted Stock Units (“RSUs”)

The following is a summary of RSU activity for the nine months ended September 30, 2024:

	Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2023	40,172	$14.10
Granted	524,730	3.63
Canceled	(39,166)	5.60
Vested and issued	(525,736)	4.14
Outstanding and unvested as of September 30, 2024	-	$-

The aggregate fair value of RSU awards granted was $1,903,130 and valued at the closing price of the Company’s Common Stock on the date of grant. The Company recognized $1,774,372 stock compensation expense related to RSU awards for the nine months ended September 30,2024. The total unrecognized compensation cost related to unvested RSUs as of September 30, 2024 was $0.

NOTE 8 – STOCKHOLDERS’ EQUITY (DEFICIT)

Common Stock

On January 12, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Boustead Securities, LLC, as representative of the underwriters, relating to the Company’s initial public offering (the “Offering”) of 172,000 shares (the “Shares”) of the Company’s common stock, par value $0.00001 per share (“common stock”), which included the exercise by the underwriters in full of the over-allotment option to purchase an additional 22,500 shares of the Company’s common stock, at an Offering price of $50.00 per share. Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Shares, the Company agreed to sell the Shares to the Representative at a purchase price of $46.50 (93% of the public offering price per Share of $50.00) and issue the underwriters three year warrants to purchase an aggregate of 8,625 shares of the Company’s common stock, which is equal to five percent (5%) of the Shares sold in the Offering. Such warrants have an exercise price of $62.50, which is equal to 125% of the Offering price (the “Warrant”).

The Shares were offered and sold pursuant to the Company’s Registration Statement on Form S-1 (File No. 333-268484), as amended (the “Registration Statement”), and filed with the Securities and Exchange Commission (the “Commission”) the final prospectus filed with the Commission pursuant to Rule 424(b)(4) of the Securities Act of 1933, as amended (the “Securities Act”). The Registration Statement was declared effective by the Commission on January 12, 2023. The closing of the Offering for the Shares took place on January 18, 2023 with proceeds of $7,560,354, net of $1,064,646 of issuance costs, which included 22,500 shares sold by the Company upon the exercise by the underwriters of the over-allotment option in full. The Company used the net proceeds from the Offering for team expansion, marketing, general and administrative corporate purposes, including working capital and capital expenditures.

In January 2023, the Company issued 70,000 shares to the Pre-IPO funding investors pursuant to the exercise of their warrants at fair value of $10.00 per share.

In January 2023, the Company issued 12,731 shares to Boustead Securities, LLC pursuant to the cashless exercise of their 16,448 warrants.

On January 13, 2023, in connection with the Offering, the Company commenced trading on The Nasdaq Capital Market under ticker symbol “MGOL.”

In November and December 2023, the Company issued 1,125 shares of common stock for consulting services at fair value of $5,281.

In November and December 2023, the Company issued 1,334 shares for the vested Restricted Stock Units issued to directors at fair value of $6,666.

On July 18, 2024, the Company effected a reverse stock split of the Company’s common stock at a ratio of 1-for-10.

During the year ended December 31, 2022, the Company had the following common stock transactions:

The Company issued 192,500 shares with proceeds of $1,712,564 from Pre-IPO funding, net of issuance costs of $212,436, 14,123 shares were issued to consultants for services at fair value of $141,731 and 3,000 shares were issued to a consultant for services at fair value of $30,000. The shares issued to consultants were valued using a Black-Scholes valuation using the following assumptions:

For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%

Warrants

For the year ended December 31, 2021, the Company issued a total of 5,425 five-year warrants to Boustead Securities, LLC, an investment banking firm, with an exercise price of $10.00 per share. Upon the issuance of the warrant as compensation for its services as an investment banker, the warrant was categorized as equity and the fair value of $54,217 was recorded as transaction expense for the year ended December 31, 2021. On January 20, 2023, these warrants were exercised for a price of $10.00 with proceeds from the exercise recorded as additional paid in capital.

For the year ended December 31, 2022, the Company issued a total of 88,375 five-year warrants, with an exercise price of $10.00 per share. Included in the issuance was 18,375 warrants to Boustead Securities, LLC (“Boustead”) as compensation for its services as an underwriter. The warrants were categorized as equity and the fair value of $183,686 was recorded as a transaction expense. In November 2022, 23,800 warrants were cancelled upon a mutual agreement between the Company and Boustead.

As part of the IPO and underwriting agreements in January 2023, the Company issued to Boustead a total of 8,625 warrants, which expire in three years, and have an exercise price of $62.50 per share. On January 20, 2023, Boustead exercised 8,625 warrants in a cashless exercise transaction. In addition, 70,000 of additional outstanding warrants were exercised for a price of $10.00 with proceeds from the exercise recorded as additional paid in capital for the year ended December 31, 2023.

The following is a summary of warrant activity for the year ended December 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Granted	8,625	10.00	-	-
Forfeited	-	-	-	-
Exercised	(78,625)	10.00	-	-
Outstanding, December 31, 2023	-	$-	-	$-
Exercisable, December 31, 2023	-	$-	-	$-

The following is a summary of warrant activity for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2021	5,425	$10.00	3.98	$-
Granted	88,375	10.00	4.74	-
Forfeited	(23,800)	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Exercisable, December 31, 2022	70,000	$10.00	4.70	$-

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions for the warrants issued for the year ended December 31, 2022:

For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%